Information by Industry Segment (Parenthetical) (Detail) (USD $)	3 Months Ended																	12 Months Ended			27 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Segment Reporting Information [Line Items]
Restructuring charges	$ 0	$ 100,000	[1]	$ 100,000	[1]	$ 200,000	[1]	$ 1,016,000	[1]	$ 5,400,000	[1]	$ 97,000,000	[1]	$ (100,000)	[1]	$ 100,000	[1]	$ 1,378,000	$ 102,404,000	$ 24,464,000	$ 128,246,000
Other operating income	0	0	[2]	0	[2]	700,000	[2]	3,285,000	[2]	(60,600,000)	[2]	0	[2]	0	[2]	0	[2]	3,971,000	60,594,000	0
Cash inflow from Govermental grants associated with a renewable energy project								13,700,000
Coated Papers [Member]
Segment Reporting Information [Line Items]
Restructuring charges																			102,400,000
Coated papers
Segment Reporting Information [Line Items]
Other operating income																			60,600,000
Cash inflow from Govermental grants associated with a renewable energy project								13,700,000
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Cash inflow from Govermental grants associated with a renewable energy project																			$ 14,700,000

[1]	Represents costs primarily associated with the closure of the former Sartell mill in 2012
[2]	Represents gain on sale of the former Sartell mill and Fiber Farm LLC in 2013 and gain on insurance settlement resulting from the fire at the former Sartell mill in 2012.